Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41174
Entity Registrant Name	RELIEF THERAPEUTICS HOLDING SA
Entity Central Index Key	0001854078
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Avenue de Sécheron 15
Entity Address, Postal Zip Code	1202
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Common Stock, Shares Outstanding	5,616,334,617
Title of 12(g) Security	Ordinary Stock, par value CHF 0.01 per share
No Trading Symbol Flag	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	MAZARS SA
Auditor Firm ID	6868
Auditor Location	Switzerland, Geneva
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jack Weinstein
Entity Address, Address Line One	Avenue de Sécheron 15
Entity Address, Postal Zip Code	1202
Entity Address, City or Town	Geneva
Entity Address, Country	CH
City Area Code	+41
Local Phone Number	22 545 11 16
American Depositary Shares, representing 200 shares of Ordinary Stock, par value CHF 0.01 per share
Document Information [Line Items]
Title of 12(g) Security	American Depositary Shares, representing one share of Ordinary Stock, par value CHF 0.01 per share
No Trading Symbol Flag	true